Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment
7	Property, plant and equipment

				Exploration
	Plant and	Mining	Assets under	and evaluation
	equipment	properties	construction	assets	Total
Cost	$	$	$	$	$
Balance as of January 1, 2020	269,669	447,075	50,152	69,259	836,155

Additions	5,180	6,348	13,218	11,184	35,930
Change in estimate of decomissioning liability	5,427	—	—	—	5,427
Disposals	(4,514)	—	—	(2,032)	(6,546)
Transfers	24,783	25,979	(10,909)	(39,853)	—
Balance as of December 31, 2020	300,545	479,402	52,461	38,558	870,966

Additions	4,137	16,830	36,825	17,410	75,202
Change in estimate of decomissioning liability	(3,870)	—	—	—	(3,870)
Disposals	(8,033)	—	(3)	(1,312)	(9,348)
Transfers	20,414	2,345	(17,508)	(5,251)	—
Balance as of December 31, 2021	313,193	498,577	71,775	49,405	932,950

				Exploration
	Plant and	Mining	Assets under	and evaluation
	equipment	properties	construction	assets	Total
Accumulated depreciation	$	$	$	$	$
Balance as of January 1, 2020	166,946	351,053	—	13,041	531,040

Depletion, depreciation and amortization	27,475	13,958	—	—	41,433
Disposals	(3,293)	—	—	—	(3,293)
Transfers	12,310	731	—	(13,041)	—
Balance as of December 31, 2020	203,438	365,742	—	—	569,180

Depletion, depreciation and amortization	29,327	16,747	—	—	46,074
Disposals	(6,919)	—	—	—	(6,919)
Impairment	9,588	20,828	—	4,584	35,000
Balance as of December 31, 2021	235,434	403,317	—	4,584	643,335

Net Book Value - December 31, 2021	77,759	95,260	71,775	44,821	289,615
Net Book Value - December 31, 2020	97,107	113,660	52,461	38,558	301,786

a)

During Q4 2021, the Company announced its increased focus on copper and other steel-making products and possible divestment of the silver-producing Cusi CGU. As a result of this announcement, the uncertainties about the potential for the CGU to increase production (including a lower probability for the company to expand the current capacity of the CUSI CGU) and higher production costs, management concluded that impairment indicators existed as of December 31, 2021 and therefore estimated the recoverable amount of the CGU. This change in Company’s strategy resulted in a lower probability of an expansion of the Cusi facilities. As a result, the Company developed three life of mine (“LOM”) scenarios at different throughput levels, incorporating alternative design approaches and processing methods. Cash flows were forecasted for each of these LOMs considering the most recent information regarding future production levels (based on estimated quantities of mineral resources and the Company’s ability to convert resources to reserves), future production costs, capital expenditures and future metal prices. The company assigned weighted probabilities to each of these scenarios to estimate the Fair Value Less Costs of Disposal (“FVLCD”) as on December 31, 2021. Estimated quantities of mineral resources were based on information compiled by management’s experts. An impairment of $35,000 was recognized during the year ended December 31, 2021. In accordance with IAS 36, the impairment loss was allocated to mineral properties and exploration & evaluation assets based on their pro rata carrying values.

7	Property, plant and equipment (continued)

The key assumptions used in making this assessment as of December 31, 2021 included future metal prices, discount rate, quantities of mineral resources and the Company's ability to convert those resources to reserves, silver grades, future production costs, and the weighted probabilities of different scenarios. Estimated quantities of mineral resources are based on information compiled by management’s internal and external experts.

Future forecasted metal prices for silver were obtained from independent sources and range between $21.04/oz and $24.07/oz during the life of the mine. If the prices used by management were to decrease by 10%, the company would have had to recognize an additional impairment charge of $18,870.

A discount rate of 10.5% was estimated based on the Cusi’s weighted average cost of capital, considering the nature of the assets being valued and their specific risk profile.  If the discount rate applied to the cash flow projections had been 100 basis points higher, the company would have to recognize an additional impairment charge of $1,727.

The quantities of mineral resources used in the determination of the FVLCD, was determined based on recent exploration results, and was estimated based on information provided by internal and external experts.  If the estimated quantities of mineral resources were 10% lower than the one estimated by management, the Company would have recognized an additional impairment charge of $6,554.

If the silver grades were 10% lower than those estimated in the different scenarios, the Company would have recognized an additional impairment charge of $18,314.

If the estimated future production costs were 10% higher than the one estimated by management, the Company would have recognized an additional impairment charge of $11,811.

If the probabilities of the different scenarios had been 10% more negative than management’s estimates, the Company would have recognized an additional impairment charge of $3,024.

b)	The Company wrote off $1,312 of exploration and evaluation assets and recognized a loss of $1,076 on disposal of equipment at the Yauricocha mine during the year ended December 31, 2021.